EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Performance Based Options [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member]	Jul. 31, 2007 Employee Stock Purchase Plan [Member]	Dec. 31, 2013 Employee Stock Option Plans [Member]	Dec. 31, 2012 Employee Stock Option Plans [Member]	Dec. 31, 2011 Employee Stock Option Plans [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						6,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 3.00	$ 1.35	$ 2.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value							$ 2,052	$ 63	$ 44
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			4,000,000				1,720,232
Stock Redeemed or Called During Period, Shares		2,759,594
Stock Repurchased Weighted Average Price Per Share		$ 2.44
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					1,761,317
Employees Eligibility Description					up to 10% of their wages.
Price Of Ordinary Shares Purchased					85% of the lower of the fair market value of the ordinary shares on the commencement date of each offering period or on the semi-annual purchase date.
Stock Issued During Period, Shares, Employee Stock Purchase Plans					288,515
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures, Total					1,187
Allocated Share-based Compensation Expense, Net of Tax										371	435	786
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 1 month 20 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 3,380
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	817,531			100,000